Income and Mining Taxes - Income and Mining Tax Expense Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income before income and mining tax and other items	$ (3,606)	[1]	$ 3,114	$ 1,810	[2]
United States statutory corporate income tax rate	35.00%		35.00%	35.00%
Income tax (expense) benefit computed at United States statutory corporate income tax rate	1,262		(1,090)	(634)
Tax benefit generated on change in form of a non-U.S. subsidiary			694	65
Percentage depletion	134		267	172
Change in valuation allowance on deferred tax assets	(665)		(716)	(263)
Tax planning on sale of Canadian Oil Sands	61
Effect of foreign earnings, net of credits	(19)		6	(69)
Other	(35)		40	24
Income and mining tax benefit (expense)	755		(876)	(747)
Nevada Net Proceeds Tax [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
State Tax differential	(45)		(77)	(42)
Long Canyon And Northumberland Asset Impairment [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
State Tax differential	$ 62

[1]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[2]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.